General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 USD ($)
Schedule of General and Administrative Expenses [Abstract]
Professional fees	$ 2,210,795		$ 1,093,871		$ 480,630
Investor relations	1,565,970		473,106		114,706
Share-based compensation	243,717	$ 221,625	946,324	$ 788,657	619,939
Consulting fees	96,421		192,448		521,739
Insurance	364,059		149,537		103,096
Transfer agent and regulatory fees	171,439		86,605		42,492
Depreciation of ROU asset	35,381		60,665
Salaries and benefits	37,838		92,296		297,188
Office and miscellaneous	31,670		68,016		38,069
Depreciation of property and equipment	1,915		7,572		1,886
Total general and administrative	$ 4,759,205		$ 3,170,440		$ 2,219,745